Note 22 - Financial liabilities at amortized cost - Deposits from credit institutions by geographical area and instrument (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	€ 54,516	€ 63,501	€ 68,543
Demand Deposits And Other [Member] | Issued in Euros [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	762	956	951
Demand Deposits And Other [Member] | Rest Of Europe [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	526	896	801
Demand Deposits And Other [Member] | Mexico [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	282	306	54
Demand Deposits And Other [Member] | South America [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	448	275	212
Demand Deposits And Other [Member] | United States [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	1,563	1,812	1,892
Demand Deposits And Other [Member] | Turkey [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	73	317	355
Demand Deposits And Other [Member] | Rest of the world [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	77	88	53
Demand Deposits And Other [Member] | Total [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	3,731	4,651	4,318
Deposits With Agreed Maturity [Member] | Issued in Euros [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	3,879	4,995	6,718
Deposits With Agreed Maturity [Member] | Rest Of Europe [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	12,592	13,751	15,955
Deposits With Agreed Maturity [Member] | Mexico [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	330	426	673
Deposits With Agreed Maturity [Member] | South America [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	2,538	3,294	3,779
Deposits With Agreed Maturity [Member] | United States [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	2,398	3,225	5,497
Deposits With Agreed Maturity [Member] | Turkey [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	836	1,140	1,423
Deposits With Agreed Maturity [Member] | Rest of the world [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	3,369	3,597	4,108
Deposits With Agreed Maturity [Member] | Total [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	25,941	30,429	38,153
Repurchase Agreements [Member] | Issued in Euros [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	878	817	593
Repurchase Agreements [Member] | Rest Of Europe [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	21,732	23,691	23,140
Repurchase Agreements [Member] | Mexico [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	1,817	2,931	916
Repurchase Agreements [Member] | South America [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	13	465	432
Repurchase Agreements [Member] | United States [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	0	3	2
Repurchase Agreements [Member] | Turkey [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	44	5	8
Repurchase Agreements [Member] | Rest of the world [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	360	509	981
Repurchase Agreements [Member] | Total [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	24,843	28,420	26,072
Total [Member] | Issued in Euros [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	5,518	6,768	8,262
Total [Member] | Rest Of Europe [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	34,849	38,338	39,896
Total [Member] | Mexico [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	2,429	3,663	1,643
Total [Member] | South America [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	2,999	4,035	4,423
Total [Member] | United States [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	3,961	5,040	7,391
Total [Member] | Turkey [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	953	1,463	1,786
Total [Member] | Rest of the world [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	3,806	4,194	5,142
Total [Member] | Total [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	€ 54,516	€ 63,501	€ 68,543